                                                -------------------------------
                                                          OMB APPROVAL
                                                -------------------------------
                                                OMB Number:           3235-0582
                                                Expires:         April 30, 2009
                                                Estimated average burden
                                                hoursperresponse........   14.4
                                                -------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-00933
                                   --------------------------------------------

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             One International Place, Boston, MA                  02110
-------------------------------------------------------------------------------
          (Address of principal executive offices)              (Zip code)

                            Barry N. Hurwitz, Esq.
           Bingham McCutchen LLP, 150 Federal St., Boston, MA 02110
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 617-737-3225
                                                    ---------------------------

Date of fiscal year end:   12/31
                           ------------------

Date of reporting period:  7/1/06 -- 6/30/07
                           ------------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                    PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
                    CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS
SEC 2451 (4-03)     THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Capital Development Fund
File No. 811-933
                                                                                               Proposed
                                                                                                  By
                                                                                                Issuer                       For
                                                                                                  or      Was                 or
                                                    Meeting     Matter                         Security   Vote    Actual    Against
  Issuer                    Ticker     CUSIP          Date     Voted On                         Holder    Cast?    Vote      Mgt.
---------------------------------------------------------------------------------------------------------------------------------

AGCO Corporation             AG         001084102    4/26/07  1. Elect four directors:          Issuer     Yes      For      For
                                                                1. W. Wayne Booker,
                                                                2. Francisco R. Gros,
                                                                3. Gerald B. Johanneson and
                                                                4. Curtis E. Moll

                                                              2. Approve the ratification of    Issuer     Yes      For      For
                                                              KPMG LLP as the company's
                                                              independent registered public
                                                              accounting firm for 2007

Albemarle Corporation        ALB        012653101    4/11/07  1. Elect 11 directors:            Issuer     Yes      For      For
                                                                1. J. Alfred Broaddus, Jr.
                                                                2. John D. Gottwald,
                                                                3. William M. Gottwald,
                                                                4. R. William Ide III,
                                                                5. Richard L. Morrill,
                                                                6. Seymour S. Preston III,
                                                                7. Mark C. Rohr,
                                                                8. John Sherman, Jr.,
                                                                9. Charles E. Stewart,
                                                               10. Harriett Tee Taggart and
                                                               11. Anne Marie Whittemore
                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              the company's independent
                                                              registered public accounting
                                                              firm for the fiscal year ending
                                                              December 31, 2007

Anixter International Inc.   AXE        035290105    5/17/07  1. Elect 11 directors:            Issuer     Yes      For      For
                                                                1. Lord James Blyth,
                                                                2. Linda Walker Bynoe,
                                                                3. Robert L. Crandall,
                                                                4. Robert W. Grubbs, Jr.,
                                                                5. F. Philip Handy,
                                                                6. Melvyn N. Klein,
                                                                7. George Munoz,
                                                                8. Stuart M. Sloan,
                                                                9. Thomas C. Theobald,
                                                               10. Mathew Zell and
                                                               11. Samuel Zell
                                                              2. Ratify Ernst & Young as        Issuer     Yes      For      For
                                                              independent auditors

Cabot Oil & Gas Corporation  COG        127097103     5/2/07  1. Elect three directors:         Issuer     Yes      For        For
                                                                1. John G. L. Cabot,
                                                                2. David M. Carmichael and
                                                                3. Robert L. Keiser
                                                              2. Ratify the appointment of the  Issuer     Yes      For      For
                                                              firm of Pricewaterhouse- Coopers
                                                              LLP as the independent
                                                              registered public accounting
                                                              firm for the company for its
                                                              2007 fiscal year

Cameron International
Corporation                  CAM      13342B105       5/9/07  1. Elect two directors:           Issuer     Yes      For      For
                                                                1. Michael E. Patrick and
                                                                2. Bruce W. Wilkinson
                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Ernst & Young LLP as independent
                                                              registered public accountants
                                                              for 2007

Chaparral Steel Company      CHAP       159423102    8/29/06  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. Eugenio Clariod,
                                                                2. Joseph D. Mahaffey and
                                                                3. Elizabeth C. Williams
                                                              2. Ratify the Amended and         Issuer     Yes      Against  Against
                                                              Restated 2005 Omnibus Equity
                                                              Compensation Plan
                                                              3. Approve the 2006 Omnibus       Issuer     Yes      Against  Against
                                                              Incentive Plan

Core Laboratories N. V.      CLB      N22717107       4/2/07  1. Elect three supervisory        Issuer     Yes      For      For
                                                              directors:
                                                                1. A. D. John Ogren,
                                                                2. B. Joseph R. Perna and
                                                                3. C. Jacobus Schouten
                                                              2. Confirm and adopt Dutch        Issuer     Yes      For      For
                                                              Statutory annual accounts in the
                                                              English language for the fiscal
                                                              year ended December 31, 2006
                                                              3. Approve and resolve the        Issuer     Yes      For      For
                                                              cancellation of repurchased
                                                              shares
                                                              4. Approve and resolve the        Issuer     Yes      For      For
                                                              extension of the authority to
                                                              repurchase up to 10% of issued
                                                              share capital until October 2,
                                                              2008
                                                              5. Approve and resolve the        Issuer     Yes      For      For
                                                              extension of the authority to
                                                              issue shares and/or to grant
                                                              rights
                                                              6. Approve and resolve the        Issuer     Yes      For      For
                                                              extension of the authority to
                                                              limit or exclude the preemptive
                                                              rights of the holders of our
                                                              common shares and/or preference
                                                              shares until April 2, 2011
                                                              7. Approve and resolve the        Issuer     Yes      Against  Against
                                                              amendment and restatement of the
                                                              Core Laboratories N.V. 1995
                                                              Long-Term Incentive Plan
                                                              8. Ratify the appointment of      Issuer     Yes      For      For
                                                              PricewaterhouseCoopers as the
                                                              company's independent public
                                                              accountants for the year ended
                                                              December 31, 2007

Corrections Corporation
of America                   CXW      22025Y407      5/10/07  1. Elect 12 directors:            Issuer     Yes      For      For
                                                                1. William F. Andrews,
                                                                2. John D. Ferguson,
                                                                3. Donna M. Alvarado,
                                                                4. Lucius E. Burch, III,
                                                                5. John D. Correnti,
                                                                6. John R. Horne,
                                                                7. C. Michael Jacobi,
                                                                8. Thurgood Marshall, Jr.,
                                                                9. Charles L. Overby,
                                                               10. John R. Prann, Jr.,
                                                               11. Joseph V. Russell and
                                                               12. Henri L. Wedell
                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Ernst & Young LLP as the firm's
                                                              independent registered public
                                                              accounting firm for the fiscal
                                                              year ending December 31, 2007
                                                              3. Approve the company's 2008     Issuer     Yes      Against  Against
                                                              Stock Incentive Plan
                                                              4. Approve amendment to the       Issuer     Yes      For      For
                                                              company's charter to increase
                                                              the number of authorized shares
                                                              of common stock, par value $.01
                                                              per share, from 80,000,000 to
                                                              300,000,000
                                                              5. Adopt stockholder proposal     Security   Yes      Against  For
                                                              for the company to provide a       Holder
                                                              semi-annual report to
                                                              stockholders disclosing certain
                                                              information with respect to the
                                                              company's political
                                                              contributions and expenditures
                                                              6. Approve proposal to adjourn    Issuer     Yes      For      For
                                                              the annual meeting, if
                                                              necessary, for the purpose of
                                                              soliciting additional proxies
                                                              B3. Extend the general mandate    Issuer     Yes      For      For
                                                              granted to the directors to
                                                              allot, issue and deal with
                                                              shares by the number of shares
                                                              repurchased

Desarrolladora Homex,
S.A.B. de C.V.               HXM      25030W100      4/26/07  01. Reading, discussion and       Issuer     Yes      For      For
                                                              approval or amendment, as the
                                                              case may be, of the reports of
                                                              the board of directors on the
                                                              company's review pursuant to
                                                              Article 28, Section IV of the
                                                              Mexican Securities Law,
                                                              including the financial
                                                              statements for the year ended on
                                                              December 31, 2006
                                                              02. Resolution over the           Issuer     Yes      For      For
                                                              application of the results
                                                              obtained in such fiscal year
                                                              O3. Appointment or ratification,  Issuer     Yes      For      For
                                                              as the case may be, of the
                                                              members of the board of
                                                              directors and secretary, and
                                                              determination of their
                                                              compensation
                                                              O4. Appointment or ratification,  Issuer     Yes      For      For
                                                              as the case may be, of the
                                                              chairman and members of the
                                                              audit committee and corporate
                                                              governance committee
                                                              O5. Discussion and approval, as   Issuer     Yes      For      For
                                                              the case may be, of the maximum
                                                              amount that could be used to
                                                              repurchase of stock of the
                                                              company during 2007
                                                              O6. Designation of delegates who  Issuer     Yes      For      For
                                                              will formalize and execute the
                                                              resolutions adopted at this
                                                              meeting
                                                              E1. Adjustments and changes to    Issuer     Yes      For      For
                                                              the bylaws of Desarrolladora
                                                              Issuer Yes For For Homex,S.A.B.
                                                              de C.V., to modify Articles Six,
                                                              Twenty Two, Thirty Three and
                                                              Thirty Four
                                                              E2. Designation of delegates who  Issuer     Yes      For      For
                                                              will formalize and execute the
                                                              resolutions adopted at this
                                                              meeting

Guess?, Inc.                 GES        401617105    6/18/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. Paul Marciano,
                                                                2. Anthony Chidoni and
                                                                3. Judith Blumenthal
                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Ernst & Young as the company's
                                                              independent auditors for the
                                                              fiscal year ending February 2,
                                                              2008

Holly Corporation            HOC        435758305    5/24/07  1. Elect nine directors:          Issuer     Yes      For      For
                                                                1. B. P. Berry,
                                                                2. M. P. Clifton,
                                                                3. W. J. Glancy,
                                                                4. W. J. Gray,
                                                                5. M. R. Hickerson,
                                                                6. T. K. Matthews,
                                                                7. R. G. McKenzie,
                                                                8. J. P. Reid and
                                                                9. P. T. Stoffel
                                                              2. Approve amendment to the       Issuer     Yes      For      For
                                                              Corporation's restated
                                                              certificate of incorporation to
                                                              increase the total number of
                                                              shares of common stock, par
                                                              value $0.01 per share, that the
                                                              corporation has authority to
                                                              issue
                                                              3. Approve the performance        Security   Yes      Against  Against
                                                              standards and eligibility          Holder
                                                              provisions of the corporation's
                                                              long-term incentive compensation
                                                              plan and approve amendment to
                                                              provide for the use of "net
                                                              profit margin" as a performance
                                                              criteria for annual incentive
                                                              awards

Lan Airlines S.A.            LFL        501723100    1/26/07  1. Increase the Company's         Issuer     No
                                                              capital by virtue of an issuance
                                                              of 7,500,000 shares, at the
                                                              price and other conditions that
                                                              the shareholders' meeting shall
                                                              determine
                                                              2. Designate a portion of the     Issuer     No
                                                              above mentioned capital increase
                                                              to compensation plans, in
                                                              accordance with Article 24 of
                                                              Law 18.046
                                                              3. Amend the Company's bylaws to  Issuer     No
                                                              reflect the resolutions adopted
                                                              by the shareholders' meeting
                                                              4. Authorize the company's Board  Issuer     No
                                                              of Directors to request the
                                                              registration of the shares
                                                              representing the capital
                                                              increase with the registry of
                                                              the Superintendence of
                                                              Securities and Insurance; to
                                                              proceed with the settlement of
                                                              the shares; and to agree on the
                                                              terms pertaining to the
                                                              compensation plans mentioned
                                                              above
                                                              5. Adopt any other resolutions    Issuer     No
                                                              necessary to implement the
                                                              abovementioned resolutions

Lan Airlines S.A.            LFL        501723100     4/5/07  1. Approve the annual report,     Issuer     Yes      For      For
                                                              balance of payments and
                                                              financial statements of the
                                                              company for the year ended
                                                              December 31, 2006
                                                              2. Approve the distribution of    Issuer     Yes      For      For
                                                              a dividend for the fiscal year
                                                              2006
                                                              3. Agree on the remunerations     Issuer     Yes      For      For
                                                              the board for the year 2007
                                                              4. Agree on the remunerations     Issuer     Yes      For      For
                                                              of the Directors' Committee and
                                                              determine its budget for the
                                                              year 2007
                                                              5. Designate the external         Issuer     Yes      For      For
                                                              designate the risk
                                                              classifiers
                                                              6. Inform regarding the cost of   Issuer     Yes      For      For
                                                              processing, printing and
                                                              distributing information
                                                              E1. Annul the increase in         Issuer     Yes      For      For
                                                              capital by 7,500,000 payable
                                                              shares
                                                              E2. Increase the capital stock    Issuer     Yes      For      For
                                                              of Lan Airlines S.A. via the
                                                              issuance of 22,090,910
                                                              E3. Assign one part of the        Issuer     Yes      For      For
                                                              stated increase in capital to
                                                              the compensatory plan
                                                              E4. Modify the bylaws in order    Issuer     Yes      For      For
                                                              to adjust them to the framework
                                                              adopted by the meeting
                                                              E5. Empower the Board of          Issuer     Yes      For      For
                                                              Directors of the company to
                                                              request the registration of the
                                                              shares representative
                                                              E6. Adopt the rest of the         Issuer     Yes      For      For
                                                              agreements necessary to
                                                              implement the previous mentioned
                                                              agreements

The Middleby Corporation     MIDD       596278101     5/3/07  1. Elect eight directors:         Issuer     Yes      For      For
                                                                1. Selim A. Bassoul,
                                                                2. Robert B. Lamb,
                                                                3. Ryan Levenson,
                                                                4. John R. Miller III,
                                                                5. Gordon O'Brien,
                                                                6. Philip G. Putnam,
                                                                7. Sabin C. Streeter and
                                                                8. Robert L. Yohe
                                                              2. Ratify the selection of        Issuer     Yes      For      For
                                                              Deloitte & Touche LLP as
                                                              independent auditor for fiscal
                                                              year ended December 29, 2007
                                                              3. Approve an amendment to the    Issuer     Yes      For      For
                                                              company's restated Certificate
                                                              of Incorporation
                                                              4. Approve the Middleby           Issuer     Yes      For      For
                                                              Corporation 2007 Stock Incentive
                                                              Plan

Raymond James
Financial, Inc.              RJF        754730109    2/15/07  1. Elect nine directors:          Issuer     Yes      For      For
                                                                1. Angela M. Biever,
                                                                2. Francis S. Godbold,
                                                                3. H. William Habermeyer, Jr.,
                                                                4. Chet Helck,
                                                                5. Thomas A. James.,
                                                                6. Paul W. Marshall,
                                                                7. Paul C. Reilly,
                                                                8. Kenneth A. Shields and
                                                                9. Hardwick Simmons
                                                              2. Ratify the appointment by      Issuer     Yes      For      For
                                                              the Audit Committee of the Board
                                                              of Directors of KPMG LLP as the
                                                              Company's independent registered
                                                              public accounting firm
                                                              3. Approve the 2007 Stock Bonus   Issuer     Yes      For      For
                                                              Plan
                                                              4. Approve the 2007 Stock Option  Issuer     Yes      For      For
                                                              Plan for independent contractors
                                                              5. Approve an amendment to the    Issuer     Yes      For      For
                                                              2005 Restricted Stock Plan to
                                                              increase the number of shares by
                                                              2,000,000

RTI International
Metals, Inc.                 RTI      74973W107      4/27/07  1. Elect ten directors:           Issuer     Yes      For      For
                                                                1. Craig R. Andersson,
                                                                2. Daniel I. Booker,
                                                                3. Donald P. Fusilli, Jr.,
                                                                4. Ronald L. Gallatin,
                                                                5. Charles C. Gedeon,
                                                                6. Robert M. Hernandez,
                                                                7. Dawne S. Hickton,
                                                                8. Edith E. Holiday,
                                                                9. Michael C. Wellham and
                                                               10. James A. Williams
                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              independent registered public
                                                              accountants for 2007

Sotheby's                    BID        835898107     5/7/07  1. Elect 11 directors:            Issuer     Yes      For      For
                                                                1. John M Angelo,
                                                                2. Michael Blakenham,
                                                                3. The Duke of Devonshire,
                                                                4. Allen Questrom,
                                                                5. William F. Ruprecht,
                                                                6. Michael I. Sovern,
                                                                7. Donald M. Stewart,
                                                                8. Robert S. Taubman,
                                                                9. Diana L. Taylor,
                                                               10. Dennis M. Weibling and
                                                               11. Robin G. Woodhead
                                                              2. Approve the amendment and      Issuer     Yes      For      For
                                                              restatement of the Sotheby's
                                                              Executive Bonus Plan
                                                              3. Approve the amendment and      Issuer     Yes      Against  Against
                                                              restatement of the Sotheby's
                                                              1998 Stock Compensation Plan for
                                                              non-employee directors
                                                              4. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche as independent
                                                              auditors for 2007

                                   SIGNATURES

                          [See General Instruction F]

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CGM CAPITAL DEVELOPMENT FUND
             -----------------------------------------------------------------

By  (Signature and Title)*  /s/ Robert L. Kemp
                            --------------------------------------------------
                            Robert L. Kemp, President

Date   8/23/07
       -----------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.